OTHER RECEIVABLES AND PREPAID EXPENSES (Schedule of Other Receivables and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other receivables [Abstract]
Government authorities	$ 207	$ 241
Grant receivables	643	276
Patent cost reimbursement	1,078	539
Accrued bank interests	18	82
Prepaid expenses	1,308	886
Restricted cash	47	47
Other	71	8
Other receivables	$ 3,372	$ 2,079